Disposition of OCEN and Radiopolis, Closing of the TelevisaUnivision Transaction and Reorganization Proposal (Details) - MXN ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jul. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Assets					$ 299,107,531	$ 293,742,081
Liabilities					154,977,626	197,218,017
Dividends received					$ 10,000	$ 10,000
Radiopolis
Disclosure of subsidiaries [line items]
Aggregate cash proceeds				$ 1,248,000
Assets								$ 1,675,426
Liabilities								$ 432,812
Cash payment	$ 534,605	$ 110,000	$ 603,395
Dividends received	$ 285,669
Pre-tax gain of disposition on Radiopolis							$ 932,449
Radiopolis | Business combination
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				50.00%